TAX RECEIVABLES (Details Narrative) - USD ($)		14 Months Ended
	Feb. 22, 2021	Apr. 24, 2017	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Modified [Line Items]
Income Taxes Receivable			$ 85,119	$ 190,346	$ 167,907
Convertible Promissory Notes [Member] | FRH Group Corp [Member]
Financing Receivable, Modified [Line Items]
Debt Instrument, Maturity Date, Description		February 22, 2016, and April 24, 2017
Short-Term Debt		$ 1,000,000
Debt Instrument, Convertible, Conversion Price		$ 0.10
Debt Instrument, Interest Rate, Stated Percentage		6.00%
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 1,256,908
Stock Issued During Period, Shares, Conversion of Convertible Securities	12,569,080
Convertible Promissory Notes [Member] | FRH Group Corp [Member] | Maximum [Member]
Financing Receivable, Modified [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.05